Other Investments (Schedule Of Sales Of Available-For-Sale Securities And Gross Realized Gains And Losses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Investments [Abstract]
Proceeds from sales of available-for-sale securities			¥ 6,188
Gross realized gains			4,843
Gross realized losses